Investments - Categories of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major categories of net investment income
Total investment income	$ 1.4	$ 1.7	$ 2.0
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	1.3	1.6	1.9
Fixed maturity securities
Major categories of net investment income
Total investment income	1.4	1.7	1.9
Other
Major categories of net investment income
Total investment income	$ 0.0	$ 0.0	$ 0.1